Segment information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue
Total revenue		$ 4,441,684	$ 4,138,338	$ 4,361,341
Operating expenses		4,148,040	3,879,868	4,142,525
Depreciation and amortization		313,413	269,546	230,732
Interest expense		183,332	172,630	169,407
Interest income		14,528	13,054	19,016
Derivative instruments		(2,536)	3,321	626
Foreign exchange		(20,163)	(23,939)	(177,529)
Income tax expense		20,109	34,090	31,028
Net profit (loss) for the year		82,032	44,186	$ (139,506)
Total Assets		6,861,396	6,351,335
Total Liabilities		5,521,696	4,931,074
Reportable Segments [Member]
Revenue
External customers	[1]	4,441,684	4,138,338
Inter-segment	[1]
Total revenue	[1]	4,441,684	4,138,338
Cost of loyalty rewards		76,142	95,705
Operating expenses		3,758,485	3,514,617
Depreciation and amortization		313,413	269,546
Interest expense		183,332	172,630
Interest income		(14,528)	(13,054)
Derivative instruments		2,536	(3,321)
Foreign exchange		20,163	23,939
Income tax expense		20,109	34,090
Net profit (loss) for the year		82,032	44,186
Total Assets		6,861,396	6,351,335
Total Liabilities		5,521,696	4,931,074
Reportable Segments [Member] | Air transportation [Member]
Revenue
External customers	[1]	4,167,658	3,898,271
Inter-segment	[1]	112,037	89,071
Total revenue	[1]	4,279,695	3,987,342
Cost of loyalty rewards		55,604	53,901
Operating expenses		3,741,852	3,509,122
Depreciation and amortization		313,314	269,534
Interest expense		174,657	172,381
Interest income		(12,978)	(13,960)
Derivative instruments		2,536	(3,321)
Foreign exchange		20,161	23,952
Income tax expense		19,457	32,384
Net profit (loss) for the year		(34,908)	(56,651)
Total Assets		6,796,848	6,328,740
Total Liabilities		5,082,763	4,842,190
Reportable Segments [Member] | Loyalty [Member]
Revenue
External customers	[1]	274,026	240,067
Inter-segment	[1]	4,366	3,834
Total revenue	[1]	278,392	243,901
Cost of loyalty rewards		126,505	120,589
Operating expenses		30,122	19,617
Depreciation and amortization		12,876	12,789
Interest expense		8,675	249
Interest income		(1,550)	906
Derivative instruments
Foreign exchange		2	(13)
Income tax expense		652	1,706
Net profit (loss) for the year		101,110	88,058
Total Assets		248,919	227,382
Total Liabilities		545,951	203,542
Reportable Segments [Member] | Eliminations [Member]
Revenue
External customers	[1]
Inter-segment	[1]	(116,403)	(92,905)
Total revenue	[1]	(116,403)	(92,905)
Cost of loyalty rewards		(105,967)	(78,785)
Operating expenses		(13,489)	(14,122)
Depreciation and amortization		(12,777)	(12,777)
Interest expense
Interest income
Derivative instruments
Foreign exchange
Income tax expense
Net profit (loss) for the year		15,830	12,779
Total Assets		(184,371)	(204,787)
Total Liabilities		$ (107,018)	$ (114,658)

[1]	Loyalty revenue for miles redeemed is allocated to passenger revenue and, other loyalty revenue is recorded in other revenue.